SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews operating profit presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.

The Company provides services related to technology consultancy and digital solutions, and from a broad array of AI-based solutions to world-class enterprise systems.
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2025	2024	2023

North America (1)	1,333,403	1,347,998	1,245,972
Latin America	492,537	531,309	463,223
Europe	469,409	419,073	310,114
New Markets	159,528	117,309	76,630
TOTAL	2,454,877	2,415,689	2,095,939
(1) United States of America represents 53%, 54% and 58% of total revenue as of December 31, 2025, 2024 and 2023, respectively.

The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2025	2024
Europe (1)	1,036,431	987,114
North America (2)	561,088	581,323
Latin America	508,600	485,455
New Markets	120,174	117,529
TOTAL	2,226,293	2,171,421
(1) Spain represents 63% and 62% of the total of Europe's non-current assets as of December 31, 2025 and 2024, respectively
(2) United States of America represents 97% and 96% of North America's non-current assets as of December 31, 2025 and 2024, respectively.